Note 11 - Credit Facilities and Long-Term Debt (Detail) - The maturities of long-term debt are as follows: (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2011
2014				€ 295
2015			240
2016		240
2017	240
Thereafter	120
Total	€ 1,135				€ 1,544	€ 2,049